Borrowings - Changes in the carrying values of borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in the carrying values of borrowings
Balance - January 1	$ 8,624.9	$ 7,753.0
Cash inflows from issuances	622.5	790.4
Cash outflows from repayments	(193.5)	(25.6)
Net cash inflows (outflows) from credit facilities and short term loans	(195.4)	269.1
Non-cash changes:
Acquisition of subsidiaries	752.1	137.1
Gain on redemption	(28.7)
Foreign exchange effect and other	141.6	(299.1)
Balance - December 31	9,723.5	8,624.9
Holding company
Changes in the carrying values of borrowings
Balance - January 1	5,887.6	5,338.6
Cash inflows from issuances	393.9	743.4
Cash outflows from repayments	(21.8)
Non-cash changes:
Acquisition of subsidiaries	579.2
Gain on redemption	(1.7)
Foreign exchange effect and other	91.7	(194.4)
Balance - December 31	6,928.9	5,887.6
Insurance and reinsurance companies
Changes in the carrying values of borrowings
Balance - January 1	733.4	790.7
Cash outflows from repayments	(7.8)	(0.3)
Net cash inflows (outflows) from credit facilities and short term loans	(10.0)	(35.0)
Non-cash changes:
Acquisition of subsidiaries	172.9
Gain on redemption	(2.7)
Foreign exchange effect and other	9.8	(22.0)
Balance - December 31	895.6	733.4
Non-insurance companies
Changes in the carrying values of borrowings
Balance - January 1	2,003.9	1,623.7
Cash inflows from issuances	228.6	47.0
Cash outflows from repayments	(163.9)	(25.3)
Net cash inflows (outflows) from credit facilities and short term loans	(185.4)	304.1
Non-cash changes:
Acquisition of subsidiaries		137.1
Gain on redemption	(24.3)
Foreign exchange effect and other	40.1	(82.7)
Balance - December 31	$ 1,899.0	$ 2,003.9